UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Limited Partners		Limited Partners Limited Partners		Limited Partners (Deficit)		Limited Partners Ownership changes		Limited Partners Accumulated other comprehensive income		General partner		General partner Accumulated other comprehensive income	Non-controlling interest – Redeemable Partnership Units held by Brookfield		Non-controlling interest – Redeemable Partnership Units held by Brookfield Accumulated other comprehensive income	Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares		Non-controlling interest - exchange LP units, equity		Non-controlling interest – in operating subsidiaries		Non-controlling interest – Perpetual subordinated notes	Preferred unitholders capital
Beginning balance at Dec. 31, 2023		$ 34,016		$ 5,321		$ 6,196		$ (3,246)		$ 1,695		$ 676	[1]	$ 28		$ 4	$ 2,190		$ 277	$ 1,533		$ 72	[2]	$ 23,661			$ 918
Perpetual subordinated notes at Dec. 31, 2023																										$ 293
Net (loss) income		998		18				18						147			7			5		1	[2]	820
Other comprehensive income (loss)		(239)		(58)								(58)	[1]			0	(24)		(24)	(17)				(140)
Comprehensive (loss) income		759		(40)				18				(58)	[1]	147			(17)			(12)		1	[2]	680
Unit issuance	[3]	6		6		6
Partnership distributions	[4]	(788)		(374)				(374)						(148)			(156)			(106)		(4)	[2]
Partnership preferred distributions	[4]	(34)		(20)				(20)									(8)			(6)
Capital provided to non-controlling interest		(2,105)																						(2,105)
Subsidiary distributions to non-controlling interest		(1,139)																						(1,139)
Other items	[3],[5]	(606)		5		2				3							2			2		(3)	[2]	(612)
Ending balance at Jun. 30, 2024		30,109		4,898		6,204		(3,622)		1,698		618	[6]	27		4	2,011		253	1,411		66	[2]	20,485			918
Perpetual subordinated notes at Jun. 30, 2024																										293
Beginning balance at Dec. 31, 2023		34,016		5,321		6,196		(3,246)		1,695		676	[1]	28		4	2,190		277	1,533		72	[2]	23,661			918
Perpetual subordinated notes at Dec. 31, 2023																										293
Ending balance at Dec. 31, 2024		29,853		4,704		6,210		(3,982)		1,698		778	[7]	27		5	1,926		319	1,355		62	[8]	20,568			918
Perpetual subordinated notes at Dec. 31, 2024		293																								293
Beginning balance at Mar. 31, 2024		32,623		5,162		6,200		(3,387)		1,697		652	[6]	28			2,122			1,488		69	[9]	22,543			918
Perpetual subordinated notes at Mar. 31, 2024																										293
Net (loss) income		184		(38)				(38)						73			(16)			(11)				176
Other comprehensive income (loss)		(99)		(34)								(34)	[6]				(14)			(10)				(41)
Comprehensive (loss) income		85		(72)				(38)				(34)	[6]	73			(30)			(21)				135
Unit issuance	[10]	3		3		3
Partnership distributions	[11]	(394)		(187)				(187)						(74)			(78)			(53)		(2)	[9]
Partnership preferred distributions	[11]	(17)		(10)				(10)									(4)			(3)
Capital provided to non-controlling interest		(732)																						(732)
Subsidiary distributions to non-controlling interest		(849)																						(849)
Other items	[10],[12]	(610)		2		1				1							1					(1)	[9]	(612)
Ending balance at Jun. 30, 2024		30,109		4,898		6,204		(3,622)		1,698		618	[6]	27		4	2,011		253	1,411		66	[2]	20,485			918
Perpetual subordinated notes at Jun. 30, 2024																										293
Beginning balance at Dec. 31, 2024		29,853		4,704		6,210		(3,982)		1,698		778	[7]	27		5	1,926		319	1,355		62	[8]	20,568			918
Perpetual subordinated notes at Dec. 31, 2024		293																								293
Net (loss) income		778		20				20						160			9			5				584
Other comprehensive income (loss)		940		145								145	[7]			0	59		59	42		2	[8]	692
Comprehensive (loss) income		1,718		165				20				145	[7]	160			68			47		2	[8]	1,276
Unit issuance	[13]	5		5		5
Unit repurchases	[13]	(29)		(29)		(14)		(15)
Partnership distributions	[14]	(841)		(397)				(397)						(162)			(164)			(114)		(4)	[8]
Partnership preferred distributions	[14]	(32)		(18)				(18)									(8)			(6)
Acquisition of subsidiaries		492	[15]																					492
Capital provided to non-controlling interest		(672)																						(672)
Subsidiary distributions to non-controlling interest		(755)																						(755)
Preferred units redeemed	[13]	(96)																									(96)
Other items		6	[13]	15	[13]	2	[13]	50	[13]	9	[7],[13]	(46)	[7],[13]	(2)	[7],[13]	(1)	8	[7],[13]	(18)	(9)	[13]	(6)	[8],[13]
Ending balance at Jun. 30, 2025		29,649		4,445		6,203		(4,342)		1,707		877	[7],[16]	23		4	1,830		360	1,273		54	[8],[17]	20,909	[18]		822
Perpetual subordinated notes at Jun. 30, 2025		293																								293
Beginning balance at Mar. 31, 2025		29,775		4,585		6,214		(4,158)		1,698		831	[16]	26			1,876			1,318		60	[17]	20,699	[18]		918
Perpetual subordinated notes at Mar. 31, 2025																										293
Net (loss) income		252		(6)				(6)						80			(3)			(2)		0	[17]	183	[18]
Other comprehensive income (loss)		694		86								86	[16]				35			25		1	[17]	547	[18]
Comprehensive (loss) income		946		80				(6)				86	[16]	80			32			23		1	[17]	730	[18]
Unit issuance	[19]	3		3		3
Unit repurchases	[19]	(29)		(29)		(14)		(15)
Partnership distributions	[20]	(420)		(198)				(198)						(81)			(82)			(57)		(2)	[17]
Partnership preferred distributions	[20]	(16)		(9)				(9)									(4)			(3)
Acquisition of subsidiaries	[21]	492																						492	[18]
Capital provided to non-controlling interest		(552)																						(552)	[18]
Subsidiary distributions to non-controlling interest		(460)																						(460)	[18]
Preferred units redeemed	[19]	(96)																									(96)
Other items	[17],[19]	6		13				44		9		(40)		(2)			8			(8)		(5)
Ending balance at Jun. 30, 2025		29,649		$ 4,445		$ 6,203		$ (4,342)		$ 1,707		$ 877	[7],[16]	$ 23		$ 4	$ 1,830		$ 360	$ 1,273		$ 54	[8],[17]	$ 20,909	[18]		$ 822
Perpetual subordinated notes at Jun. 30, 2025		$ 293																								$ 293

[1]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[2]	5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[3]	Refer to Note 16, Partnership Capital.
[4]	Refer to Note 17, Distributions.
[5]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 19, Related Party Transactions.
[6]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[7]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[8]
5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
6.$1.8 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.

[9]	5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[10]	Refer to Note 16, Partnership Capital.
[11]	Refer to Note 17, Distributions.
[12]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 19, Related Party Transactions.
[13]	Refer to Note 16, Partnership Capital.
[14]	Refer to Note 17, Distributions.
[15]	Refer to Note 6, Acquisition of Businesses.
[16]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss)
[17]	5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[18]
6.$1.8 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.

[19]	Refer to Note 16, Partnership Capital.
[20]	Refer to Note 17, Distributions.
[21]	Refer to Note 6, Acquisition of Businesses.